1-33330

Cert Amx

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, New York 10006-1872

BEST AVAILABLE COPY

July 10, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RECD S.E.C.
JUL 1 0 2007
1086

Dear Ms. Peters:

This is to certify that on July 9, 2007 the American Stock Exchange LLC (the "Exchange") received from Claymore Exchange-Traded Fund Trust 2 (the "Registrant") a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Shares of beneficial interest, no par value

For each of the Trust's two investment portfolios:

Claymore/Zacks Country Rotation ETF

Claymore/Zacks International Yield Hog Index ETF

PROCESSED
AUG 0 6 2007
THOMSON FINANCIAL

We further certify that the above described securities have been approved by the Exchange for listing and registration. We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl

07055194

END